Financial assets at fair value through other comprehensive income - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Opening balance	¥ 104,970	¥ 129,060
Additions	127,946	0
Fair value changes	(37,127)	(24,090)
Closing balance	¥ 195,789	¥ 104,970